Semper MBS Total Return Fund
Schedule of Investments - February 28, 2021 (Unaudited)

	Principal Amount/Shares	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.0%
Fannie Mae-Aces
Series 2006-M1, Class IO, 0.239%, 3/25/36 (a)(g)	$1,517,442	$50
GNMA REMIC Trust
Series 2012-25, Class IO, 0.143%, 8/16/52 (a)(g)	1,718,553	10,643
Series 2013-173, Class AC, 2.878%, 10/16/53 (a)	7,948	8,290
Government National Mortgage Association
Series 2002-28, Class IO, 0.606%, 1/16/42 (a)(g)	16,635	1
Series 2005-23, Class IO, 0.004%, 6/17/45 (a)(g)	331,463	33
Series 2006-68, Class IO, 0.426%, 5/16/46 (a)(g)	273,705	2,546
Total Commercial Mortgage-Backed Securities - Agency (cost $149,664)		21,563

COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 7.1%
Bayview Commercial Asset Trust
Series 2004-3, Class B2, 5.143% (1 Month LIBOR USD + 5.025%), 1/25/35 (c)(h)	50,198	52,037
Series 2006-2A, Class M1, 0.583% (1 Month LIBOR USD + 0.465%), 7/25/36 (c)(h)	931,463	812,533
Series 2006-2A, Class M3, 0.643% (1 Month LIBOR USD + 0.525%), 7/25/36 (c)(h)	1,346,464	1,212,500
Series 2006-3A, Class M1, 0.458% (1 Month LIBOR USD + 0.340%), 10/25/36 (c)(h)	1,234,790	1,172,293
Series 2007-2A, Class A1, 0.388% (1 Month LIBOR USD + 0.270%), 7/25/37 (c)(h)	1,827,009	1,739,110
Series 2007-6A, Class A3A, 1.368% (1 Month LIBOR USD + 1.250%), 12/25/37 (c)(h)	941,271	943,603
BX Commercial Mortgage Trust
Series 2019-XL, Class J, 2.762% (1 Month LIBOR USD + 2.650%), 10/15/36 (c)(h)	2,135,920	2,139,259
BX Trust
Series 2021-MFM1, Class G, 4.012% (1 Month LIBOR USD + 3.900%), 1/15/34 (c)(h)	400,000	402,067
CNL Commercial Mortgage Loan Trust
Series 2003-1A, Class A1, 0.607% (1 Month LIBOR USD + 0.500%), 5/15/31 (c)(h)	295,433	275,706
Freddie Mac Multifamily Structured Credit Risk
Series 2021-MN1, Class M2, 3.795% (SOFR30A + 3.750%), 1/25/51 (c)(h)	6,537,000	6,940,581
Series 2021-MN1, Class B1, 7.795% (SOFR30A + 7.750%), 1/25/51 (c)(h)	2,300,000	2,563,824
FREMF Mortgage Trust
Series 2019-KF58, Class B, 2.270% (1 Month LIBOR USD + 2.150%), 1/25/26 (c)(h)	803,098	803,800
Series 2019-KF64, Class B, 2.420% (1 Month LIBOR USD + 2.300%), 6/25/26 (c)(h)	2,513,379	2,534,399
Series 2019-KF68, Class B, 2.320% (1 Month LIBOR USD + 2.200%), 7/25/26 (c)(h)	1,826,146	1,826,137
GMAC Commercial Mortgage Asset Corp.
Series 2005-DRUM, Class AIO, 0.171%, 5/10/50 (a)(c)(g)	142,020,526	2,217,305
Series 2012-BLIS, Class IO, 0.576%, 7/10/50 (c)(g)	28,227,976	1,522,787
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2006-3A, Class M2, 0.508% (1 Month LIBOR USD + 0.390%), 12/25/36 (c)(h)	3,722,000	3,558,526
Series 2007-1A, Class M1, 0.618% (1 Month LIBOR USD + 0.500%), 3/25/37 (c)(h)	5,881,000	5,599,349
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 3.368% (1 Month LIBOR USD + 3.250%), 10/15/49 (c)(h)	28,052,000	28,441,884
Series 2020-01, Class M7, 2.068% (1 Month LIBOR USD + 1.950%), 3/25/50 (c)(h)	2,091,781	2,110,089
Series 2020-01, Class M10, 3.868% (1 Month LIBOR USD + 3.750%), 3/25/50 (c)(h)	7,835,000	8,129,056
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M4, 5.000%, 11/25/47 (a)(c)	616,478	611,059
Series 2017-2, Class M5, 6.420%, 11/25/47 (a)(c)	575,717	575,359
Series 2018-1, Class M5, 6.260%, 4/25/48 (c)	465,737	468,943
Series 2018-2, Class M3, 4.720%, 10/26/48 (a)(c)	469,292	472,619
Series 2019-1, Class M5, 5.700%, 3/25/49 (a)(c)	745,709	729,968
Total Commercial Mortgage-Backed Securities - Non-Agency (cost $76,564,118)		77,854,793

RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 18.0%
Fannie Mae Connecticut Avenue Securities
Series 2018-C03, Class 1B1, 3.868% (1 Month LIBOR USD + 3.750%), 10/25/30 (h)	1,000,000	1,053,522
Series 2018-R07, Class 1B1, 4.468% (1 Month LIBOR USD + 4.350%), 4/25/31 (c)(h)	8,580,000	8,799,961
Series 2019-R01, Class 2B1, 4.468% (1 Month LIBOR USD + 4.350%), 7/25/31 (c)(h)	7,200,000	7,362,965
Series 2019-R02, Class 1B1, 4.268% (1 Month LIBOR USD + 4.150%), 8/25/31 (c)(h)	6,675,000	6,815,642
Series 2019-R03, Class 1B1, 4.218% (1 Month LIBOR USD + 4.100%), 9/25/31 (c)(h)	10,085,000	10,520,484
Series 2019-R06, Class 2B1, 3.868% (1 Month LIBOR USD + 3.750%), 9/25/39 (c)(h)	14,000,000	13,841,272
Series 2019-R07, Class 1B1, 3.518% (1 Month LIBOR USD + 3.400%), 10/25/39 (c)(h)	2,000,000	1,964,111
Series 2020-R02, Class 2M2, 2.118% (1 Month LIBOR USD + 2.000%), 1/25/40 (c)(h)	3,000,000	2,998,142
Series 2020-R01, Class 1M2, 2.168% (1 Month LIBOR USD + 2.050%), 1/25/40 (c)(h)	4,000,000	4,002,028
Series 2020-R02, Class 2B1, 3.118% (1 Month LIBOR USD + 3.000%), 1/25/40 (c)(h)	22,666,000	22,136,395
Series 2020-R01, Class 1B1, 3.368% (1 Month LIBOR USD + 3.250%), 1/25/40 (c)(h)	13,315,000	13,015,271
FNMA Grantor Trust
Series 2003-T2, Class A1, 0.397% (1 Month LIBOR USD + 0.140%), 3/25/33 (h)	42,258	41,539
Series 2004-T3, Class 2A, 3.695%, 8/25/43 (a)	45,071	46,836
FNMA Pool
5.000%, 8/1/37, #888534	10,699	11,831
FNMA REMIC Trust
Series 2007-30, Class ZM, 4.250%, 4/25/37	55,947	65,382
Series 2007-W8, Class 1A5, 6.493%, 9/25/37 (a)	9,843	11,746
Freddie Mac Structured Agency Credit Risk
Series 2018-HRP2, Class M3, 2.518% (1 Month LIBOR USD + 2.400%), 2/25/47 (c)(h)	4,473,000	4,514,979
Series 2019-FTR3, Class B2, 4.930% (1 Month LIBOR USD + 4.800%), 9/25/47 (c)(h)	5,625,000	5,357,657
Series 2019-FTR4, Class B2, 5.118% (1 Month LIBOR USD + 5.000%), 11/25/47 (c)(h)	5,550,000	5,358,985
Series 2019-HQA3, Class M2, 1.968% (1 Month LIBOR USD + 1.850%), 9/25/49 (c)(h)	5,886,578	5,871,832
Series 2019-DNA4, Class B1, 2.818% (1 Month LIBOR USD + 2.700%), 10/25/49 (c)(h)	1,152,000	1,150,996
Series 2019-DNA4, Class B2, 6.368% (1 Month LIBOR USD + 6.250%), 10/25/49 (c)(h)	6,115,000	6,216,428
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series M-2, Class M2, 2.300% (SOFR30A + 2.250%), 8/25/33 (c)(h)	1,589,000	1,591,461
Series B-2, Class B2, 5.050% (SOFR30A + 5.000%), 8/25/33 (c)(h)	4,375,000	4,420,096
Series 2019-HQA4, Class B2, 6.718% (1 Month LIBOR USD + 6.600%), 11/25/49 (c)(h)	5,500,000	5,420,557
Series 2020-HQA1, Class B2, 5.218% (1 Month LIBOR USD + 5.100%), 1/25/50 (c)(e)(h)	9,300,000	8,966,041
Series 2020-DNA1, Class B2, 5.368% (1 Month LIBOR USD + 5.250%), 1/25/50 (c)(h)	7,188,000	6,725,267
Series 2020-DNA2, Class B1, 2.618% (1 Month LIBOR USD + 2.500%), 2/25/50 (c)(h)	4,114,000	4,128,551
Series 2020-DNA2, Class B2, 4.918% (1 Month LIBOR USD + 4.800%), 2/25/50 (c)(e)(h)	11,890,000	11,295,983
Series 2020-HQA2, Class M2SB, 4.430%, 3/25/50 (a)(c)	2,600,000	2,612,925
Series 2020-HQA2, Class B2, 7.718% (1 Month LIBOR USD + 7.600%), 3/25/50 (c)(h)	15,000,000	14,192,599
Series 2020-DNA3, Class B2, 9.468% (1 Month LIBOR USD + 9.350%), 6/25/50 (c)(h)	1,000,000	1,183,120
Series 2020-DNA4, Class B1, 6.118% (1 Month LIBOR USD + 6.000%), 8/25/50 (c)(h)	1,548,000	1,652,194
Series 2020-DNA6, Class B2, 5.695% (SOFR30A + 5.650%), 12/25/50 (c)(h)	5,000,000	5,212,676
Series 2021-DNA1, Class B1, 2.695% (SOFR30A + 2.650%), 1/25/51 (c)(h)	2,094,000	2,091,108
Series 2021-DNA1, Class B2, 4.795% (SOFR30A + 4.750%), 1/25/51 (c)(h)	5,274,000	5,249,962
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M2, 3.597%, 12/25/46 (a)(c)	595,000	505,677
Series 2017-SC02, Class M2, 3.833%, 5/25/47 (a)(c)	1,411,000	1,426,371
GNMA II Pool
5.000%, 6/20/40, #745378	61,662	67,571
Total Residential Mortgage-Backed Securities - Agency (cost $200,623,450)		197,900,163

RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 72.4%
AFC Home Equity Loan Trust
Series 1997-3, Class 1A4, 7.470%, 9/27/27 (k)	98,139	99,755
American Home Mortgage Assets Trust
Series 2006-6, Class A1A, 0.308% (1 Month LIBOR USD + 0.190%), 12/25/46 (h)	9,915,258	8,516,897
AMSR Trust
Series 2020-SFR1, Class G, 4.311%, 4/17/37 (c)	8,103,000	8,179,761
Series 2020-SFR2, Class G, 4.000%, 7/17/37 (c)	1,925,000	1,931,182
Series 2020-SFR2, Class E2, 4.277%, 7/17/37 (c)	250,000	262,909
Series 2020-SFR2, Class F, 5.245%, 7/17/37 (c)	2,125,000	2,268,319
Series 2020-SFR3, Class F, 3.553%, 9/17/37 (c)	1,482,000	1,509,695
Series 2020-SFR4, Class G1, 4.002%, 11/17/37 (c)	250,000	252,981
Series 2020-SFR5, Class G, 4.112%, 11/17/37 (c)	7,100,000	7,188,068
Series 2020-SFR4, Class G2, 4.870%, 11/17/37 (c)	10,600,000	10,916,039
Series 2019-SFR1, Class G, 4.857%, 1/19/39 (c)	2,502,000	2,585,774
Series 2019-SFR1, Class H, 6.040%, 1/19/39 (c)	1,220,000	1,286,578
Angel Oak Mortgage Trust LLC
Series 2019-1, Class B1, 5.400%, 11/25/48 (a)(c)	7,500,000	7,942,706
Series 2019-2, Class B1, 5.016%, 3/25/49 (a)(c)	2,500,000	2,553,987
Asset Backed Securities Corp. Home Equity Loan Trust
Series 1999-LB1, Class A1F, 7.110%, 6/21/29	648,525	669,622
Asset Backed Securities Corp. Long Beach Home Equity Loan Trust
Series 2000-LB1, Class AF5, 7.285%, 9/21/30 (k)	582,183	595,848
Banc of America Funding Corp.
Series 2006-D, Class 5A2, 3.232%, 5/20/36 (a)	10,494	10,236
Series 2008-R4, Class 1A4, 0.580% (1 Month LIBOR USD + 0.450%), 7/25/37 (c)(h)	1,861,998	1,279,563
Series 2007-5, Class 7A2, 45.351% (1 Month LIBOR USD + 46.150%), 7/25/47 (h)(j)	127,710	247,160
Bear Stearns ALT-A Trust
Series 2005-9, Class 11A1, 0.638% (1 Month LIBOR USD + 0.520%), 11/25/35 (h)	6,395,448	7,338,069
Series 2006-3, Class 1A1, 0.498% (1 Month LIBOR USD + 0.380%), 5/25/36 (h)	1,236,442	1,377,385
Bear Stearns Asset Backed Securities I Trust
Series 2006-IM1, Class A3, 0.678% (1 Month LIBOR USD + 0.560%), 4/25/36 (h)	8,358,874	9,747,621
Series 2006-IM1, Class A6, 0.758% (1 Month LIBOR USD + 0.640%), 4/25/36 (h)	8,255,417	9,423,332
Bear Stearns Mortgage Securities, Inc.
Series 1997-6, Class 1A, 6.269%, 3/25/31 (a)	85,919	86,166
BRAVO Residential Funding Trust
Series 2019-NQM2, Class B2, 4.797%, 11/25/59 (a)(c)	1,350,000	1,379,352
Chase Mortgage Finance Corp.
Series 2020-CL1, Class M4, 4.468% (1 Month LIBOR USD + 4.350%), 10/25/57 (c)(h)	518,800	530,245
Citigroup Mortgage Loan Trust
Series 2004-HYB4, Class WA, 2.471%, 12/25/34 (a)	12,778	13,301
Series 2007-AMC1, Class A1, 0.278% (1 Month LIBOR USD + 0.160%), 12/25/36 (c)(h)	2,229,646	1,473,221
Series 2007-AMC3, Class A2D, 0.468% (1 Month LIBOR USD + 0.350%), 3/25/37 (h)	141,677	130,160
Series 2007-AHL3, Class A3A, 0.178% (1 Month LIBOR USD + 0.060%), 7/25/45 (h)	549,946	462,781
CitiMortgage Alternative Loan Trust
Series 2007-A7, Class 2A1, 0.518% (1 Month LIBOR USD + 0.400%), 7/25/37 (h)	227,205	177,157
Conseco Finance Home Loan Trust
Series 2000-E, Class B1, 10.260%, 8/15/31 (a)	233,137	210,929
CoreVest American Finance Trust
Series 2017-2, Class M, 5.589%, 12/25/27 (c)	9,000,000	9,862,364
Series 2019-1, Class E, 5.489%, 3/15/52 (c)	242,500	256,300
Series 2019-3, Class E, 4.735%, 10/15/52 (a)(c)	1,650,000	1,681,321
Countrywide Alternative Loan Trust
Series 2004-15, Class 2A2, 2.677%, 9/25/34 (a)	352,800	341,072
Series 2005-J10, Class 1A9, 0.818% (1 Month LIBOR USD + 0.700%), 10/25/35 (h)	707,950	524,134
Series 2005-54CB, Class 1A8, 5.500%, 11/25/35	333,634	236,835
Series 2006-4CB, Class 2A3, 5.500%, 4/25/36	5,783	5,543
Series 2006-OA3, Class 1A1, 0.518% (1 Month LIBOR USD + 0.400%), 5/25/36 (h)	10,152	8,882
Series 2006-45T1, Class 1A2, 0.668% (1 Month LIBOR USD + 0.550%), 2/25/37 (h)	8,463,718	2,189,974
Series 2007-16CB, Class 1A2, 0.518% (1 Month LIBOR USD + 0.400%), 8/25/37 (h)	835,238	617,439
Series 2006-OA9, Class 1A1, 0.511% (1 Month LIBOR USD + 0.200%), 7/20/46 (h)	32,425	23,890
Countrywide Asset-Backed Certificates
Series 2006-24, Class 2A3, 0.268% (1 Month LIBOR USD + 0.150%), 6/25/47 (h)	24,927	24,797
Countrywide Home Loans
Series 2007-11, Class A1, 6.000%, 8/25/37	4,278,834	3,053,375
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-1, Class DB1, 6.711%, 2/25/33 (a)	44,332	45,008
Series 2003-AR18, Class 4M3, 2.910% (1 Month LIBOR USD + 2.900%), 7/25/33 (h)	207,152	207,222
Credit Suisse Mortgage Trust
Series 2015-1R, Class 6A2, 0.398% (1 Month LIBOR USD + 0.280%), 5/27/37 (c)(h)	2,700,165	2,418,762
Series 2010-6R, Class 2A6B, 6.250%, 7/26/37 (c)	20,599,495	22,464,965
Series 2019-AFC1, Class B2, 5.504%, 7/25/49 (a)(c)	2,366,448	2,292,262
Series 2020-AFC1, Class B1, 3.445%, 2/25/50 (a)(c)	4,228,000	4,154,162
Series 2020-AFC1, Class B2, 4.416%, 2/25/50 (a)(c)	5,459,650	5,487,227
Series 2019-NQM1, Class B2, 5.250%, 10/25/59 (a)(c)	7,247,550	7,333,862
Deephaven Residential Mortgage Trust
Series 2017-1A, Class B1, 6.250%, 12/26/46 (a)(c)	8,500,000	8,663,605
Series 2019-3A, Class B1, 4.258%, 7/25/59 (a)(c)	1,500,000	1,539,229
Series 2020-1, Class B2, 4.539%, 1/25/60 (a)(c)	2,667,000	2,692,385
Series 2021-1, Class B1, 3.101%, 5/25/65 (a)(c)	1,276,000	1,281,345
Series 2021-1, Class B2, 3.955%, 5/25/65 (a)(c)	1,700,000	1,713,396
First Franklin Mortgage Loan Trust
Series 2006-FF11, Class 2A3, 0.418% (1 Month LIBOR USD + 0.300%), 8/25/36 (h)	8,121,856	7,220,482
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA6, Class A8, 0.618% (1 Month LIBOR USD + 0.500%), 9/25/35 (h)	581,780	335,792
First Horizon Mortgage Pass-Through Trust
Series 2006-AR2, Class 1A1, 3.750%, 7/25/36 (a)	53,435	50,344
FirstKey Homes Trust
Series 2020-SFR1, Class F1, 3.638%, 9/17/25 (c)	1,902,000	1,964,898
Series 2020-SFR1, Class F2, 4.284%, 9/17/25 (c)	4,545,000	4,770,523
Series 2020-SFR1, Class G, 4.781%, 9/17/25 (c)	4,190,000	4,318,294
GMACM Mortgage Loan Trust
Series 2003-GH2, Class A4, 5.500%, 10/25/33 (k)	143,310	147,622
GreenPoint Mortgage Funding Trust
Series 2005-AR4, Class 4A1A, 0.738% (1 Month LIBOR USD + 0.620%), 10/25/45 (h)	20,445,059	19,029,077
GSAA Home Equity Trust
Series 2006-5, Class 2A1, 0.258% (1 Month LIBOR USD + 0.140%), 3/25/36 (h)	30,118	14,306
J.P. Morgan Wealth Management
Class M4, 2.795% (SOFR30A + 2.750%), 11/25/36 (c)(e)(h)	1,550,000	1,550,000
Class M5, 3.695% (SOFR30A + 3.650%), 11/25/36 (c)(h)	1,055,000	1,063,266
JP Morgan Mortgage Trust
Series 2006-S4, Class A8, 0.498% (1 Month LIBOR USD + 0.380%), 1/25/37 (h)	6,279,255	2,192,699
Series 2014-IVR6, Class B4, 2.493%, 7/25/44 (a)(c)	500,500	531,888
Series 2015-5, Class B4, 2.502%, 5/25/45 (a)(c)	2,500,000	2,666,750
Series 2018-7FRB, Class B3, 2.180%, 4/25/46 (a)(c)	1,050,590	1,001,711
Series 2017-1, Class B5, 3.512%, 1/25/47 (a)(c)	1,918,172	1,924,673
Series 2017-2, Class AX3, 0.500%, 5/25/47 (a)(c)(g)	9,484,844	109,521
Series 2017-3, Class 1AX1, 0.371%, 8/25/47 (a)(c)(g)	52,853,226	192,037
Series 2018-1, Class AX1, 0.232%, 6/25/48 (a)(c)(g)	127,418,647	391,608
Series 2018-3, Class AX1, 0.252%, 9/25/48 (a)(c)(g)	28,298,210	110,261
Series 2018-4, Class AX1, 0.256%, 10/25/48 (a)(c)(g)	30,374,385	114,551
Series 2017-5, Class B3, 3.116%, 10/26/48 (a)(c)	3,643,292	3,769,079
Series 2017-5, Class B4, 3.116%, 10/26/48 (a)(c)	4,229,679	4,169,249
Series 2017-6, Class AX1, 0.313%, 12/25/48 (a)(c)(g)	55,420,950	172,537
Series 2018-6, Class 1AX1, 0.486%, 12/25/48 (a)(c)(g)	17,772,615	57,614
Series 2018-8, Class AX1, 0.183%, 1/25/49 (a)(c)(g)	21,168,316	52,093
Series 2019-1, Class AX1, 0.235%, 5/25/49 (a)(c)(g)	45,957,763	125,069
Series 2019-3, Class B6, 3.498%, 9/25/49 (a)(c)	1,874,561	1,210,609
Series 2019-3, Class B4, 4.763%, 9/25/49 (a)(c)	3,183,482	3,285,343
Series 2019-3, Class B5, 4.763%, 9/25/49 (a)(c)	775,000	712,379
Series 2019-5, Class B6, 2.397%, 11/25/49 (a)(c)	3,742,176	2,591,289
Series 2019-5, Class B4, 4.542%, 11/25/49 (a)(c)	4,314,410	4,449,976
Series 2019-5, Class B5, 4.542%, 11/25/49 (a)(c)	1,234,579	1,168,514
Series 2019-6, Class AX1, 0.265%, 12/25/49 (a)(c)(g)	48,213,363	116,445
Series 2020-2, Class B3A, 3.684%, 7/25/50 (a)(c)	8,815,090	8,969,126
Series 2020-2, Class B4, 3.884%, 7/25/50 (a)(c)	4,985,532	4,986,132
Series 2020-2, Class B5, 3.884%, 7/25/50 (a)(c)	2,304,128	2,115,776
Series 2020-2, Class B6Z, 6.032%, 7/25/50 (a)(c)	4,199,726	2,888,470
Series 2021-3, Class A3X, 0.500%, 7/1/51 (a)(c)(e)(g)	83,000,000	1,410,178
Lehman Mortgage Trust
Series 2005-2, Class 2A1, 0.798% (1 Month LIBOR USD + 0.680%), 12/25/35 (h)	1,614,197	1,047,891
Series 2008-4, Class A1, 0.498% (1 Month LIBOR USD + 0.380%), 1/25/37 (h)	37,159,497	11,446,050
Series 2006-9, Class 1A5, 0.718% (1 Month LIBOR USD + 0.600%), 1/25/37 (h)	4,437,943	2,770,055
Lehman XS Trust
Series 2007-6, Class 3A1, 0.278% (1 Month LIBOR USD + 0.160%), 5/25/37 (h)	907,847	901,345
Series 2007-6, Class 3A2, 4.513%, 5/25/37 (l)	4,222,316	4,253,172
Series 2007-6, Class 3A5, 4.513%, 5/25/37 (l)	97,453	98,227
LSTAR Securities Investment Ltd.
Series 2019-3, Class A2, 2.623% (1 Month LIBOR USD + 2.500%), 4/1/24 (c)(h)(k)	5,945,000	5,947,303
Series 2019-4, Class A2, 2.623% (1 Month LIBOR USD + 2.500%), 5/1/24 (c)(h)(k)	13,200,000	13,480,501
Series 2019-5, Class A2, 2.623% (1 Month LIBOR USD + 2.500%), 11/1/24 (c)(h)(k)	32,436,050	31,941,517
Series 2021-1, Class A, 1.916% (1 Month LIBOR USD + 1.800%), 2/1/26 (c)(h)	2,000,000	2,017,540
MASTR Asset Backed Securities Trust
Series 2003-WMC2, Class M5, 4.626% (1 Month LIBOR USD + 6.000%), 8/25/33 (h)	218,383	238,077
Series 2006-HE2, Class A3, 0.418% (1 Month LIBOR USD + 0.300%), 6/25/36 (h)	7,057,331	4,028,272
MASTR Reperforming Loan Trust
Series 2006-2, Class 1A1, 4.279%, 5/25/36 (a)(c)	7,706,597	7,059,273
Merrill Lynch Mortgage Investors Trust
Series 2005-AR1, Class M2, 1.123% (1 Month LIBOR USD + 1.005%), 6/25/36 (h)	2,545,018	2,465,427
Mill City Mortgage Loan Trust
Series 2019-1, Class B1, 3.500%, 10/25/69 (a)(c)	2,245,863	2,190,057
New Residential Mortgage LLC
Series 2018-FNT1, Class E, 4.890%, 5/25/23 (c)	801,230	801,673
Series 2018-FNT2, Class E, 5.120%, 7/25/54 (c)	2,351,590	2,347,511
New Residential Mortgage Loan Trust
Series 2014-1A, Class B1IO, 1.049%, 1/25/54 (a)(c)(g)	314,158	7,550
Series 2017-5A, Class B3, 2.957%, 6/25/57 (a)(c)	1,741,959	1,750,941
Oaktown Re III Ltd.
Series 2019-1A, Class M2, 2.668% (1 Month LIBOR USD + 2.550%), 7/25/29 (c)(h)	1,750,000	1,764,182
Option One Mortgage Loan Trust
Series 2007-HL1, Class 2A2, 0.368% (1 Month LIBOR USD + 0.250%), 2/25/38 (h)	485,240	438,961
Preston Ridge Partners Mortgage Trust
Series 2019-3A, Class A2, 4.458%, 7/25/24 (c)(k)	10,000,000	9,977,236
Series 2019-GS1, Class A2, 4.750%, 10/25/24 (c)(k)	513,048	513,671
Series 2020-6, Class A2, 4.703%, 11/25/25 (c)(k)	500,000	447,987
Pretium Mortgage Credit Partners I, LLC
Series 2020-CFL1, Class A2, 4.213%, 2/27/60 (c)(k)	7,040,291	6,986,856
Progress Residential Trust
Series 2020-SFR3, Class G, 4.105%, 10/17/27 (c)	4,082,000	4,192,814
Series 2020-SFR3, Class H, 6.234%, 10/17/27 (c)	2,150,000	2,166,245
Series 2019-SFR1, Class G, 5.309%, 8/17/35 (c)	3,985,000	4,118,964
Series 2018-SFR3, Class G, 5.618%, 10/17/35 (c)	6,000,000	6,112,820
Series 2019-SFR2, Class G, 5.085%, 5/17/36 (c)	2,937,000	2,937,938
Series 2019-SFR3, Class F, 3.867%, 9/17/36 (c)	300,000	306,913
Series 2019-SFR3, Class G, 4.116%, 9/17/36 (c)	3,200,000	3,193,866
Series 2019-SFR4, Class G, 3.927%, 10/17/36 (c)	4,750,000	4,744,819
Series 2020-SFR1, Class G, 4.028%, 4/17/37 (c)	5,400,000	5,462,210
Series 2020-SFR1, Class H, 5.268%, 4/17/37 (c)	4,050,000	4,172,708
Series 2021-SFR1, Class F, 2.757%, 4/17/38 (c)	2,000,000	1,999,526
Series 2021-SFR1, Class G, 3.861%, 4/17/38 (c)(e)	4,000,000	4,000,000
Series 2021-SFR1, Class H, 5.004%, 4/17/38 (c)	700,000	680,766
RAAC Series Trust
Series 2004-SP1, Class AI3, 6.118%, 3/25/34 (l)	6,550	6,653
RALI Series Trust
Series 2006-QS6, Class 1AV, 0.760%, 6/25/36 (a)(g)	7,579,490	174,049
Series 2006-QS6, Class 1A11, 0.818% (1 Month LIBOR USD + 0.700%), 6/25/36 (h)	3,346,563	2,680,917
Series 2007-QS1, Class 1A5, 0.668% (1 Month LIBOR USD + 0.550%), 1/25/37 (h)	5,598,261	4,146,545
RAMP Series Trust
Series 2007-RS1, Class A3, 0.288% (1 Month LIBOR USD + 0.170%), 2/25/37 (h)	11,673,725	6,059,323
Series 2007-RS1, Class A4, 0.398% (1 Month LIBOR USD + 0.280%), 2/25/37 (h)	10,547,597	1,779,891
Reperforming Loan REMIC Trust
Series 2005-R1, Class 1AF1, 0.478% (1 Month LIBOR USD + 0.360%), 3/25/35 (c)(h)	2,525,374	2,379,467
Series 2006-R1, Class AF1, 0.458% (1 Month LIBOR USD + 0.340%), 1/25/36 (c)(h)	3,296,440	3,202,646
Residential Accredit Loans, Inc. Series Trust
Series 2005-QS13, Class 2A1, 0.818% (1 Month LIBOR USD + 0.700%), 9/25/35 (h)	4,530,701	3,838,709
Series 2006-QS6, Class 1A9, 0.718% (1 Month LIBOR USD + 0.600%), 6/25/36 (h)	4,094,273	3,257,219
Series 2008-QR1, Class 2A1, 0.618% (1 Month LIBOR USD + 0.500%), 9/25/36 (h)	2,229,576	1,807,208
Series 2006-QS18, Class 1A1, 0.718% (1 Month LIBOR USD + 0.600%), 12/25/36 (h)	4,232,424	3,498,037
Residential Funding Securities Corp.
Series 2002-RP1, Class A1, 0.978% (1 Month LIBOR USD + 0.860%), 3/25/33 (c)(h)	625,649	622,377
Residential Mortgage Loan Trust
Series 2020-1, Class B2, 4.665%, 2/25/24 (a)(c)	2,129,000	2,158,014
Series B-2, Class B2, 5.400%, 5/25/60 (a)(c)	2,013,000	2,086,547
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class BX, 1.468%, 5/25/57 (a)	3,876,481	1,827,960
Series 2018-1, Class M, 4.750%, 5/25/57 (a)	6,225,000	6,580,653
Series 2018-2, Class XSIO, 0.065%, 11/25/57 (a)(g)	573,043,908	1,451,835
Series 2018-2, Class BX, 1.432%, 11/25/57 (a)	8,131,989	3,511,185
Series 2018-2, Class M, 4.750%, 11/25/57	7,475,000	8,060,076
Series 2019-2, Class M, 4.750%, 8/25/58 (a)(c)	2,000,000	2,096,178
Series 2020-1, Class BXS, 3.560%, 8/25/59 (a)(c)	7,482,921	3,675,001
Sequoia Mortgage Trust
Series 2016-1, Class AIO1, 0.306%, 6/25/46 (a)(c)(g)	50,508,568	316,754
Series 2017-1, Class AIO3, 0.500%, 2/25/47 (a)(c)(g)	8,005,826	98,998
Series 2018-7, Class AIO1, 0.226%, 9/25/48 (a)(c)(g)	51,859,013	53,659
Series 2019-3, Class B3, 4.085%, 9/25/49 (a)(c)	2,932,416	3,062,959
Series 2019-4, Class B3, 3.797%, 11/25/49 (a)(c)	1,740,975	1,795,448
Shellpoint Co-Originator Trust
Series 2017-1, Class AX1, 0.142%, 4/25/47 (a)(c)(g)	95,041,085	155,953
STAR Trust
Series 2021-SFR1, Class G, 3.315% (1 Month LIBOR USD + 3.200%), 4/17/38 (c)(e)(h)	5,445,000	5,445,000
Series 2021-SFR1, Class H, 4.565% (1 Month LIBOR USD + 4.450%), 4/17/38 (c)(e)(h)	1,000,000	1,000,000
Starwood Mortgage Residential Trust
Series 2020-INV1, Class B1, 3.257%, 11/25/55 (c)	2,750,000	2,804,190
Series 2020-INV1, Class B2, 4.261%, 11/25/55 (c)	1,000,000	1,023,010
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-21, Class 3A1, 2.858%, 11/25/35 (a)	48,005	45,334
Terwin Mortgage Trust
Series 2004-4SL, Class B3, 8.000%, 3/25/34 (a)(c)	92,851	87,953
Towd Point Mortgage Trust
Series 2019-HY1, Class B1, 2.268% (1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	3,350,000	3,544,238
Series 2019-HY1, Class B2, 2.268% (1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	11,339,000	10,655,775
Series 2019-HY1, Class B3, 2.268% (1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	6,170,000	5,724,574
Series 2019-HY1, Class B4, 2.268% (1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	6,170,000	5,498,466
Series 2019-HY1, Class XA, 5.000%, 10/25/48 (a)(c)	1,374,175	1,373,260
Series 2015-3, Class B3, 4.212%, 3/25/54 (a)(c)	2,000,000	2,052,148
Series 2016-1, Class B3, 3.905%, 2/25/55 (a)(c)	2,000,000	1,919,648
Series 2015-5, Class B3, 3.998%, 5/25/55 (a)(c)	2,000,000	2,083,468
Series 2016-2, Class B3, 3.478%, 8/25/55 (a)(c)	4,000,000	4,011,289
Series 2016-5, Class B3, 3.698%, 10/25/56 (a)(c)	11,671,000	11,852,204
Series 2017-1, Class B3, 3.856%, 10/25/56 (a)(c)	8,750,000	8,589,661
Series 2017-5, Class B2, 2.218% (1 Month LIBOR USD + 2.100%), 2/25/57 (c)(h)	6,641,000	6,552,910
Series 2017-5, Class B3, 2.618% (1 Month LIBOR USD + 2.500%), 2/25/57 (c)(h)	5,415,000	5,281,129
Series 2017-3, Class B3, 3.926%, 7/25/57 (a)(c)	8,750,000	9,031,632
Series 2018-6, Class B2, 3.873%, 3/25/58 (a)(c)	2,750,000	2,631,113
Series 2019-1, Class B2, 3.880%, 3/25/58 (a)(c)	4,000,000	4,046,830
Series 2019-HY2, Class B1, 2.368% (1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	9,851,000	9,891,609
Series 2019-HY2, Class B2, 2.368% (1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	8,639,000	8,155,358
Series 2019-HY2, Class B3, 2.368% (1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	2,294,000	2,152,273
Series 2019-HY2, Class B4, 2.368% (1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	1,836,000	1,631,102
Series 2018-3, Class B1, 3.566%, 5/25/58 (a)(c)	9,000,000	9,056,979
Series 2018-3, Class B2, 3.566%, 5/25/58 (a)(c)	1,750,000	1,662,732
Series 2018-4, Class B2, 3.340%, 6/25/58 (a)(c)	1,750,000	1,573,530
Series 2018-5, Class B1, 3.463%, 7/25/58 (a)(c)	9,000,000	8,903,791
Series 2018-5, Class B2, 3.463%, 7/25/58 (a)(c)	1,750,000	1,626,731
Series 2018-SJ1, Class B1, 5.250%, 10/25/58 (a)(c)	10,000,000	10,452,926
Series 2019-SJ1, Class A2, 5.000%, 11/25/58 (a)(c)	8,957,635	8,935,980
Series 2019-SJ2, Class B1, 5.000%, 11/25/58 (a)(c)	13,052,000	13,698,267
Series 2019-SJ2, Class XA, 5.000%, 11/25/58 (a)(c)	17,464,177	18,337,541
Series 2019-HY3, Class B1, 2.118% (1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	5,514,000	5,407,404
Series 2019-HY3, Class B2, 2.118% (1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	4,130,000	3,872,908
Series 2019-HY3, Class B3, 2.118% (1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	1,106,000	1,071,831
Series 2019-HY3, Class B4, 2.118% (1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	1,105,000	1,045,871
Series 2015-2, Class 1B3, 3.522%, 11/25/60 (a)(c)	2,000,000	1,990,096
Vericrest Opportunity Loan Trust
Series 2019-NPL2, Class A2, 6.292%, 2/25/49 (c)(k)	1,500,000	1,466,192
Series 2020-NPL2, Class A1B, 3.672%, 2/25/50 (c)(k)	6,000,000	5,964,954
Series 2020-NPL2, Class A2, 4.336%, 2/25/50 (c)(k)	6,000,000	5,740,524
Series 2020-NPL5, Class A1B, 3.475%, 3/25/50 (c)(k)	1,375,000	1,368,426
Series 2020-NPL5, Class A2, 3.967%, 3/25/50 (c)(k)	3,745,000	3,684,671
Verus Securitization Trust
Series 2019-1, Class M1, 4.461%, 2/25/59 (a)(c)	2,664,000	2,680,651
Series 2019-1, Class B1, 5.311%, 2/25/59 (a)(c)	214,000	211,735
Series 2019-INV2, Class B1, 4.452%, 7/25/59 (a)(c)	500,000	494,450
Series 2019-INV3, Class B2, 4.791%, 11/25/59 (a)(c)	650,000	664,261
Series 2020-1, Class B1, 3.624%, 1/25/60 (a)(c)	1,700,000	1,677,290
Series 2020-INV1, Class B1, 5.750%, 3/25/60 (a)(c)	850,000	907,930
Series 2021-R1, Class B1, 3.195%, 10/25/63 (a)(c)	2,313,000	2,318,801
Series 2021-R1, Class B2, 4.199%, 10/25/63 (a)(c)	961,000	963,412
Series 2020-5, Class B1, 3.707%, 5/25/65 (a)(c)	1,882,000	1,916,684
Series 2020-5, Class B2, 4.710%, 5/25/65 (a)(c)	1,098,000	1,117,909
VOLT LLC
Series LLC, 4.949%, 3/27/51	1,500,000	1,500,000
VOLT LXXXIV LLC
Series 2019-NPL10, Class A2, 4.704%, 12/27/49 (c)(k)	4,500,000	4,505,169
VOLT LXXXV LLC
Series 2020-NPL1, Class A2, 4.458%, 1/25/50 (c)(k)	9,150,000	9,066,902
VOLT LXXXVII LLC
Series 2020-NPL3, Class A2, 4.336%, 2/25/50 (c)(k)	11,969,000	11,905,040
VOLT LXXXVIII LLC
Series 2020-NPL4, Class A2, 4.090%, 3/25/50 (c)(k)	2,308,000	2,259,497
VOLT XCII LLC
Series 2021-NPL1, Class A2, 4.949%, 2/27/51 (c)(k)	4,500,000	4,525,016
VOLT XCIII LLC
Series 2021-NPL2, Class A2, 4.826%, 3/27/51 (c)(k)	4,500,000	4,503,653
VOLT XCIV LLC
Series 2021-NPL3, Class A2, 4.949%, 2/27/51 (c)(k)	3,500,000	3,493,736
WaMu Mortgage Pass-Through Certificates
Series 2005-AR1, Class B1, 0.943% (1 Month LIBOR USD + 0.550%), 1/25/45 (h)	5,897,197	5,611,741
Series 2005-AR6, Class B1, 1.018% (1 Month LIBOR USD + 0.600%), 4/25/45 (h)	3,987,887	2,941,084
Series 2005-AR13, Class B1, 1.018% (1 Month LIBOR USD + 0.900%), 10/25/45 (h)	7,828,743	6,482,747
Series 2005-AR17, Class A1B3, 0.818% (1 Month LIBOR USD + 0.700%), 12/25/45 (h)	1,834,322	1,765,096
Series 2005-AR17, Class A1B2, 0.938% (1 Month LIBOR USD + 0.820%), 12/25/45 (h)	557,049	539,782
Series 2006-AR5, Class A1A, 1.368% (12 Month US Treasury Average + 0.990%), 6/25/46 (h)	1,300,243	1,269,060
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-4, Class 1A5, 7.000%, 6/25/37	5,849,701	3,690,407
Washington Mutual Mortgage Pass-Through Certificates Series Trust
Series 2006-AR9, Class 2A, 1.218% (12 Month US Treasury Average + 0.840%), 11/25/46 (h)	3,561,250	3,072,268
Series 2007-OA1, Class A1, 1.088% (12 Month US Treasury Average + 0.710%), 12/25/46 (h)	3,521,231	3,330,685
Wells Fargo Mortgage Backed Securities
Series 2018-1, Class AIO1, 0.188%, 7/25/47 (a)(c)(g)	62,329,165	134,497
Total Residential Mortgage-Backed Securities - Non-Agency (cost $846,998,389)		797,606,492

PRIVATE PLACEMENT PARTICIPATION AGREEMENTS - 0.4%
BasePoint - BP SLL Trust, Series SPL-III
10.500%, 12/31/22 (d)(e)	4,890,035	4,890,035
CCTC Acquisition Partners LLC, Convertible Promissory Note
12.000%, 2/8/22 (e)(f)(i)	749,058	-
Total Private Placement Participation Agreements (cost $5,639,093)		4,890,035

MONEY MARKET FUND - 2.8%
First American Government Obligations Fund - Class Z, 0.030% (b)	30,526,185	30,526,185
Total Money Market Fund (cost $30,526,185)		30,526,185

Total Investments (cost $1,160,500,899) - 100.7%		1,108,799,231
Liabilities less Other Assets - (0.7)%		(7,220,602)
TOTAL NET ASSETS - 100.0%		$1,101,578,629

(a)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of February 28, 2021.
(b)	Rate shown is the 7-day annualized yield as of February 28, 2021.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of
February 28, 2021, the value of these investments was $890,072,168 or 80.8% of total net assets.
(d)	Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of Basepoint – BP SLL Trust, Series SPL-III. As of February 28, 2021, the value of this investment was $4,890,035 or 0.4% of total net assets. The security was acquired from July 2018 to January 2021 at a cost of $4,890,035.
(e)	Security valued at fair value using methods determined in good faith by or at the direction of the
Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs.
As of February 28, 2021, the total value of fair valued securities was $38,557,237 or 3.5% of total net assets.
(f)	Non-income producing.
(g)	Interest only security.
(h)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of February 28, 2021.
(i)	Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of CCTC Acquisition Partners LLC. As of February 28, 2021, the value of this investment was
$0 or 0.0% of total net assets. The security was acquired in February 2018 at a cost of $749,058.
(j)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(k)	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of February 28, 2021.
(l)	Step-up bond. The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of
February 28, 2021.

FNMA – Federal National Mortgage Association
FREMF – Freddie Mac K Series
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate

Semper MBS Total Return Fund
Summary of Fair Value Disclosure at February 28, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2021:

	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial Mortgage-Backed Securities - Agency	$-	$21,563	$-	$21,563
Commercial Mortgage-Backed Securities - Non-Agency	-	77,854,793	-	77,854,793
Residential Mortgage-Backed Securities - Agency	-	177,638,139	20,262,024	197,900,163
Residential Mortgage-Backed Securities - Non-Agency	-	784,201,314	13,405,178	797,606,492
Total Fixed Income	-	1,039,715,809	33,667,202	1,073,383,011
Private Placement Participation Agreements	-	-	4,890,035	4,890,035
Money Market Fund	30,526,185	-	-	30,526,185
Total Investments	$30,526,185	$1,039,715,809	$38,557,237	$1,108,799,231

Refer to the Fund's schedule of investments for additional information.

The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

		Investments in Securites, at Value
			Private
		Residential	Placement
	Residential MBS -	MBS -	Participation
	Agency	Non-Agency	Agreements
Balance as of November 30, 2020	$-	$-	$4,979,977
Accrued discounts/premiums	-	-	-
Realized gain/(loss)	-	-	-
Change in unrealized appreciation/(depreciation)	-	2,059	-
Purchases	-	13,403,119	25,801
Sales	-	-	(115,743)
Transfers in and/or out of Level 3	20,262,024	-	-
Balance as of February 28, 2021	$20,262,024	$13,405,178	$4,890,035

The change in unrealized appreciation/(depreciation) for level 3 securities still held in the Fund at February 28, 2021 and still classified as level 3 was $2,059.

The following is a summary of quantitative information about level 3 valued instruments:

		Valuation	Unobservable
	Value at 2/28/21	Technique(s)	Input	Input/Range

Residential MBS - Agency	$ 20,262,024	Market	Single Broker Quote	$95.00 - $96.41
		Comparable		(weighted avg. $95.63)

Residential MBS - Non-Agency	$ 13,405,178	Market	Recent Transaction	$1.70 - $100.00
		Transaction		(weighted avg. $89.66)
Method

Private Placement Participation	$ 4,890,035	Market	Recent Transaction	$100
Agreements		Transaction
Method

Significant changes in the market broker quotes would have resulted in direct and proportional changes in the fair value of the security.